Defined benefit plans (Detail 4.1) - CHF (SFr) SFr in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Major pension plans
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		SFr (1,140)	SFr (572)
Other movements		8	(19)
Return on plan assets excluding amounts included in interest income		1,939	1,139
Employer contributions		574	665
Foreign currency translation		(39)	35
At the end of the year		(805)	(1,140)
Major pension plans | Defined benefit obligation
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		28,325	27,605
Current service cost		456	480
Interest expense		325	419
Plan participant contributions		205	210
Remeasurements		301	1,524
of which: actuarial (gains) / losses due to changes in demographic assumptions		(79)	(719)
of which: actuarial (gains) / losses due to changes in financial assumptions		276	1,827
of which: experience (gains) / losses	[1]	104	416
Curtailments		(49)	(96)
Benefit payments		(1,457)	(1,307)
Other movements		(8)	19
Foreign currency translation		150	(529)
At the end of the year		28,248	28,325
Major pension plans | Fair value of plan assets
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		28,934	28,316
Plan participant contributions		205	210
Benefit payments		(1,457)	(1,307)
Return on plan assets excluding amounts included in interest income		1,939	1,139
Interest income		307	420
Employer contributions		574	665
Administration expenses, taxes and premiums paid		(14)	(16)
Foreign currency translation		111	(494)
At the end of the year		30,599	28,934
Major pension plans | Asset ceiling effect
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		1,749	1,283
Interest expense on asset ceiling effect		13	14
Asset ceiling effect excluding interest expense on asset ceiling effect		1,394	452
At the end of the year		3,156	1,749
Major pension plans | of which: amounts owed to active members
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Defined benefit obligation		10,894	10,967
Major pension plans | of which: amounts owed to deferred members
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Defined benefit obligation		2,510	2,794
Major pension plans | of which: amounts owed to retirees
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Defined benefit obligation		14,844	14,563
Swiss plan
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		0	0
Other movements		8	0
Return on plan assets excluding amounts included in interest income		1,619	824
Employer contributions		477	486
Foreign currency translation		0	0
At the end of the year		0	0
Swiss plan | Defined benefit obligation
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		22,865	22,636
Current service cost		448	471
Interest expense		163	240
Plan participant contributions		205	210
Remeasurements		303	477
of which: actuarial (gains) / losses due to changes in demographic assumptions		6	(659)
of which: actuarial (gains) / losses due to changes in financial assumptions		145	698
of which: experience (gains) / losses	[1]	152	438
Curtailments		(49)	(96)
Benefit payments		(1,098)	(1,074)
Other movements		(8)	0
Foreign currency translation		0	0
At the end of the year		22,828	22,865
Swiss plan | Fair value of plan assets
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		24,614	23,919
Plan participant contributions		205	210
Benefit payments		(1,098)	(1,074)
Return on plan assets excluding amounts included in interest income		1,619	824
Interest income		178	258
Employer contributions		477	486
Administration expenses, taxes and premiums paid		(10)	(10)
Foreign currency translation		0	0
At the end of the year		25,984	24,614
Swiss plan | Asset ceiling effect
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		1,749	1,283
Interest expense on asset ceiling effect		13	14
Asset ceiling effect excluding interest expense on asset ceiling effect		1,394	452
At the end of the year		3,156	1,749
Swiss plan | of which: amounts owed to active members
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Defined benefit obligation		10,470	10,419
Swiss plan | of which: amounts owed to deferred members
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Defined benefit obligation		0	0
Swiss plan | of which: amounts owed to retirees
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Defined benefit obligation		12,358	12,446
UK plan
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		(529)	50
Other movements		0	0
Return on plan assets excluding amounts included in interest income		213	312
Employer contributions		0	0
Foreign currency translation		(20)	29
At the end of the year		(268)	(529)
UK plan | Defined benefit obligation
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		3,704	3,350
Current service cost		0	0
Interest expense		100	116
Plan participant contributions		0	0
Remeasurements		(82)	922
of which: actuarial (gains) / losses due to changes in demographic assumptions		(80)	(63)
of which: actuarial (gains) / losses due to changes in financial assumptions		47	1,022
of which: experience (gains) / losses	[1]	(49)	(37)
Curtailments		0	0
Benefit payments		(251)	(135)
Other movements		0	0
Foreign currency translation		179	(549)
At the end of the year		3,650	3,704
UK plan | Fair value of plan assets
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		3,175	3,400
Plan participant contributions		0	0
Benefit payments		(251)	(135)
Return on plan assets excluding amounts included in interest income		213	312
Interest income		86	118
Employer contributions		0	0
Administration expenses, taxes and premiums paid		0	0
Foreign currency translation		159	(520)
At the end of the year		3,381	3,175
UK plan | Asset ceiling effect
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		0	0
Interest expense on asset ceiling effect		0	0
Asset ceiling effect excluding interest expense on asset ceiling effect		0	0
At the end of the year		0	0
UK plan | of which: amounts owed to active members
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Defined benefit obligation		176	290
UK plan | of which: amounts owed to deferred members
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Defined benefit obligation		1,881	2,210
UK plan | of which: amounts owed to retirees
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Defined benefit obligation		1,593	1,204
US and German plans
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		(611)	(622)
Other movements		0	(19)
Return on plan assets excluding amounts included in interest income		108	2
Employer contributions		97	179
Foreign currency translation		(20)	6
At the end of the year		(536)	(611)
US and German plans | Defined benefit obligation
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		1,755	1,619
Current service cost		9	9
Interest expense		61	62
Plan participant contributions		0	0
Remeasurements		80	125
of which: actuarial (gains) / losses due to changes in demographic assumptions		(5)	3
of which: actuarial (gains) / losses due to changes in financial assumptions		84	107
of which: experience (gains) / losses	[1]	2	15
Curtailments		0	0
Benefit payments		(107)	(98)
Other movements		0	19
Foreign currency translation		(29)	20
At the end of the year		1,770	1,755
US and German plans | Fair value of plan assets
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		1,144	997
Plan participant contributions		0	0
Benefit payments		(107)	(98)
Return on plan assets excluding amounts included in interest income		108	2
Interest income		44	44
Employer contributions		97	179
Administration expenses, taxes and premiums paid		(4)	(6)
Foreign currency translation		(48)	26
At the end of the year		1,234	1,144
US and German plans | Asset ceiling effect
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		0	0
Interest expense on asset ceiling effect		0	0
Asset ceiling effect excluding interest expense on asset ceiling effect		0	0
At the end of the year		0	0
US and German plans | of which: amounts owed to active members
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Defined benefit obligation		248	258
US and German plans | of which: amounts owed to deferred members
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Defined benefit obligation		628	584
US and German plans | of which: amounts owed to retirees
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Defined benefit obligation		893	913
UBS AG | Defined benefit obligation
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Increase (decrease) in net defined benefit liability (asset) due to transfer of employees from UBS AG to UBS Business Solutions AG		(8,675)
UBS AG | Fair value of plan assets
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Increase (decrease) in net defined benefit liability (asset) due to transfer of employees from UBS AG to UBS Business Solutions AG		(9,492)
UBS AG | Asset ceiling effect
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Increase (decrease) in net defined benefit liability (asset) due to transfer of employees from UBS AG to UBS Business Solutions AG		(817)
UBS AG | Major pension plans
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		(1,140)	(572)
Other movements		8	(19)
Return on plan assets excluding amounts included in interest income		1,314	1,139
Employer contributions		448	665
Foreign currency translation		(39)	35
At the end of the year		(805)	(1,140)
UBS AG | Major pension plans | Defined benefit obligation
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		28,325	27,605
Current service cost		333	480
Interest expense		279	419
Plan participant contributions		155	210
Remeasurements		49	1,524
of which: actuarial (gains) / losses due to changes in demographic assumptions		(81)	(719)
of which: actuarial (gains) / losses due to changes in financial assumptions		269	1,827
of which: experience (gains) / losses	[1]	(138)	416
Curtailments		(27)	(96)
Benefit payments		(1,126)	(1,307)
Other movements	[2]	(8,682)	19
Foreign currency translation		150	(529)
At the end of the year		19,454	28,325
UBS AG | Major pension plans | Fair value of plan assets
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		28,934	28,316
Plan participant contributions		155	210
Benefit payments		(1,126)	(1,307)
Other movements	[2]	(9,492)	0
Return on plan assets excluding amounts included in interest income		1,314	1,139
Interest income		257	420
Employer contributions		448	665
Administration expenses, taxes and premiums paid		(12)	(16)
Foreign currency translation		111	(494)
At the end of the year		20,590	28,934
UBS AG | Major pension plans | Asset ceiling effect
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		1,749	1,283
Other movements	[2]	(817)	0
Interest expense on asset ceiling effect		9	14
Asset ceiling effect excluding interest expense on asset ceiling effect		999	452
At the end of the year		1,940	1,749
UBS AG | Major pension plans | of which: amounts owed to active members
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Defined benefit obligation		6,861	10,967
UBS AG | Major pension plans | of which: amounts owed to deferred members
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Defined benefit obligation		2,510	2,794
UBS AG | Major pension plans | of which: amounts owed to retirees
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Defined benefit obligation		10,083	14,563
UBS AG | Swiss plan
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		0	0
Other movements		8	0
Return on plan assets excluding amounts included in interest income		994	824
Employer contributions		351	486
Foreign currency translation		0	0
At the end of the year		0	0
UBS AG | Swiss plan | Defined benefit obligation
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		22,865	22,636
Current service cost		324	471
Interest expense		117	240
Plan participant contributions		155	210
Remeasurements		51	477
of which: actuarial (gains) / losses due to changes in demographic assumptions		4	(659)
of which: actuarial (gains) / losses due to changes in financial assumptions		138	698
of which: experience (gains) / losses	[1]	(90)	438
Curtailments		(27)	(96)
Benefit payments		(767)	(1,074)
Other movements	[2]	(8,682)	0
Foreign currency translation		0	0
At the end of the year		14,035	22,865
UBS AG | Swiss plan | Fair value of plan assets
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		24,614	23,919
Plan participant contributions		155	210
Benefit payments		(767)	(1,074)
Other movements	[2]	(9,492)	0
Return on plan assets excluding amounts included in interest income		994	824
Interest income		128	258
Employer contributions		351	486
Administration expenses, taxes and premiums paid		(7)	(10)
Foreign currency translation		0	0
At the end of the year		15,975	24,614
UBS AG | Swiss plan | Asset ceiling effect
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		1,749	1,283
Other movements	[2]	(817)	0
Interest expense on asset ceiling effect		9	14
Asset ceiling effect excluding interest expense on asset ceiling effect		999	452
At the end of the year		1,940	1,749
UBS AG | Swiss plan | of which: amounts owed to active members
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Defined benefit obligation		6,437	10,419
UBS AG | Swiss plan | of which: amounts owed to deferred members
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Defined benefit obligation		0	0
UBS AG | Swiss plan | of which: amounts owed to retirees
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Defined benefit obligation		7,598	12,446
UBS AG | UK plan
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		(529)	50
Other movements		0	0
Return on plan assets excluding amounts included in interest income		213	312
Employer contributions		0	0
Foreign currency translation		(20)	29
At the end of the year		(268)	(529)
UBS AG | UK plan | Defined benefit obligation
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		3,704	3,350
Current service cost		0	0
Interest expense		100	116
Plan participant contributions		0	0
Remeasurements		(82)	922
of which: actuarial (gains) / losses due to changes in demographic assumptions		(80)	(63)
of which: actuarial (gains) / losses due to changes in financial assumptions		47	1,022
of which: experience (gains) / losses	[1]	(49)	(37)
Curtailments		0	0
Benefit payments		(251)	(135)
Other movements	[2]	0	0
Foreign currency translation		179	(549)
At the end of the year		3,650	3,704
UBS AG | UK plan | Fair value of plan assets
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		3,175	3,400
Plan participant contributions		(251)	(135)
Benefit payments		0	0
Other movements	[2]	0	0
Return on plan assets excluding amounts included in interest income		213	312
Interest income		86	118
Employer contributions		0	0
Administration expenses, taxes and premiums paid		0	0
Foreign currency translation		159	(520)
At the end of the year		3,381	3,175
UBS AG | UK plan | Asset ceiling effect
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		0	0
Other movements	[2]	0	0
Interest expense on asset ceiling effect		0	0
Asset ceiling effect excluding interest expense on asset ceiling effect		0	0
At the end of the year		0	0
UBS AG | UK plan | of which: amounts owed to active members
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Defined benefit obligation		176	290
UBS AG | UK plan | of which: amounts owed to deferred members
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Defined benefit obligation		1,881	2,210
UBS AG | UK plan | of which: amounts owed to retirees
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Defined benefit obligation		1,593	1,204
UBS AG | US and German plans
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		(611)	(622)
Other movements		0	(19)
Return on plan assets excluding amounts included in interest income		108	2
Employer contributions		97	179
Foreign currency translation		(20)	6
At the end of the year		(536)	(611)
UBS AG | US and German plans | Defined benefit obligation
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		1,755	1,619
Current service cost		9	9
Interest expense		61	62
Plan participant contributions		0	0
Remeasurements		80	125
of which: actuarial (gains) / losses due to changes in demographic assumptions		(5)	3
of which: actuarial (gains) / losses due to changes in financial assumptions		84	107
of which: experience (gains) / losses	[1]	2	15
Curtailments		0	0
Benefit payments		(107)	(98)
Other movements	[2]	0	19
Foreign currency translation		(29)	20
At the end of the year		1,770	1,755
UBS AG | US and German plans | Fair value of plan assets
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		1,144	997
Plan participant contributions		0	0
Benefit payments		(107)	(98)
Other movements	[2]	0	0
Return on plan assets excluding amounts included in interest income		108	2
Interest income		44	44
Employer contributions		97	179
Administration expenses, taxes and premiums paid		(4)	(6)
Foreign currency translation		(48)	26
At the end of the year		1,234	1,144
UBS AG | US and German plans | Asset ceiling effect
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		0	0
Other movements	[2]	0	0
Interest expense on asset ceiling effect		0	0
Asset ceiling effect excluding interest expense on asset ceiling effect		0	0
At the end of the year		0	0
UBS AG | US and German plans | of which: amounts owed to active members
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Defined benefit obligation		248	258
UBS AG | US and German plans | of which: amounts owed to deferred members
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Defined benefit obligation		628	584
UBS AG | US and German plans | of which: amounts owed to retirees
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Defined benefit obligation		SFr 893	SFr 913

[1]
Experience (gains) / losses are a component of actuarial remeasurements of the defined benefit obligation that reflect the effects of differences between the previous actuarial assumptions and what has actually occurred.

[2]	Primarily reflects the transfer of employees from UBS AG to UBS Business Solutions AG.